UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:      December 31

Date of reporting period:   January 1, 2010 - December 31, 2010

Item 1.  Reports to Stockholders.

ibbotson

ETF | allocation series

An ALPS Advisors, Inc. Solution

ANNUAL REPORT

December 31, 2010

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2010

1	Shareholder Letter

5	Fund Expenses

Statement of Investments

	7	Conservative ETF Asset Allocation Portfolio

	8	Income and Growth ETF Asset Allocation Portfolio

	9	Balanced ETF Asset Allocation Portfolio

	10	Growth ETF Asset Allocation Portfolio

	11	Aggressive Growth ETF Asset Allocation Portfolio

12	Statements of Assets and Liabilities

13	Statements of Operations

14	Statements of Changes in Net Assets

24	Financial Highlights

34	Notes to Financial Statements

42	Report of Independent Registered Public Accounting Firm

43	Additional Information

44	Approval of Investment Advisory and Sub-Advisory Agreements

46	Trustees and Officers

Shareholder Letter
December 31, 2010 (Unaudited)

Dear Shareholder,

This report encompasses performance for the second half of 2010, trailing year, and the period since the Portfolios were launched on April 30, 2007 (inception). Each Portfolio is designed to seek to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.

A Strong Finish

Global stock markets performed well in 2010 in spite of periodic bouts of doubt, continued problems with employment and housing on the home front, and nervousness over sovereign debt (financial liabilities of a national government) concerns abroad. Many economists gave little credence to the durability of the global recovery even as it made progress throughout the year, and some high profile equity strategists continued to believe that the U.S. economy was vulnerable to a double dip recession. Given the depths to which the world wide economy had plunged, however, a slow but steady recovery was acceptable, even if not warmly embraced. Despite the lackluster economy, the major source of strength for global stock markets has been the strong rebound in corporate profits. Profitability was driven by surging productivity and a reasonable pickup in demand. During the recession, many companies lowered their breakeven points by shuttering inefficient plants, reducing capacity and lowering unit labor costs—setting up a scenario in which even a modest rebound in economic activity could potentially produce a strong recovery in corporate profitability.

After declining earlier in the year, most global stock markets reversed direction over the past six months and not only ended higher for the second half but also for the year. The widely followed U.S. benchmark S&P 500 Index declined 6.7 percent for the first half but gained 23.3 percent for the last six months which left that benchmark up a solid 15.1 percent for the year. The international markets posted solid gains as well. The widely followed international stock index, the MSCI EAFE Index, gained 24.3 percent and 8.2 percent for the six month and 1-year periods.

In terms of actual outcomes, as previously discussed, equity markets both here and abroad posted solid gains during the last six months of the year. Most bond markets declined however, and interest rates rose as investors reacted to a strengthening in global economic activity and signs of rising commodity prices.

GENERAL MARKET INDICES PERFORMANCE SUMMARY| PERIODS ENDING DECEMBER 31, 2010

	Six Months	1 Year	Portfolio Inception (4/30/07)**

S&P 500 Stock Index (1)	23.3%	15.1%	-2.2%
MSCI U.S. Small Cap 1750 Index (2)	29.6%	27.8%	1.5%
Barclays Capital U.S. Aggregate Bond Index (3)	1.2%	6.5%	6.2%
MSCI U.S. REIT Index (4)	21.6%	28.5%	-5.1%
MSCI EAFE Index (5)	24.3%	8.2%	-4.7%
MSCI Emerging Markets Index (6)	26.9%	19.2%	7.5%
Thomson Reuters/Jefferies CRB Index (7)	28.8%	17.6%	3.0%

(1)The

S&P 500 Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)The

MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)Barclays

Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)The

MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)The

MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)The

MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)Thomson

Reuters/Jefferies CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

**Annualized	returns.

Past performance is no guarantee of future results.

Annual Report | December 31, 2010	1

Shareholder Letter
December 31, 2010 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 2 and 3 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

2	www.alpsfunds.com

Shareholder Letter
December 31, 2010 (Unaudited)

		Six Months			1 Year
	Fund Return		Fund Benchmarks		Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones*	Blended^	Class I	Class II	Dow Jones	*	Blended^

Conservative	5.56%	5.48%	4.84%	5.57%	6.67%	6.48%	8.72%		8.25%

Income and Growth	9.85%	9.77%	9.70%	9.99%	9.04%	8.88%	11.86%		9.95%

Balanced	14.62%	14.38%	15.23%	14.42%	11.85%	11.63%	15.23%		11.65%

Growth	19.32%	19.17%	20.77%	18.84%	14.19%	13.86%	18.31%		13.36%

Aggressive Growth	21.91%	21.70%	26.35%	21.05%	15.58%	15.21%	21.52%		14.21%

		Since Inception (4/30/07)**			Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/10†
	Fund Return		Fund Benchmarks		Class I		Class II
Portfolio	Class I	Class II	Dow Jones*	Blended^	Gross	Net	Gross		Net

Conservative	3.67%	3.36%	5.62%	4.48%	1.12%	0.65%	1.37%		0.90%

Income and Growth	2.28%	2.04%	3.78%	2.80%	1.00%	0.66%	1.24%		0.91%

Balanced	1.12%	0.88%	2.55%	1.12%	0.86%	0.66%	1.10%		0.91%

Growth	-0.28%	-0.57%	1.20%	-0.56%	0.85%	0.67%	1.10%		0.92%

Aggressive Growth	-1.52%	-1.79%	-0.15%	-1.40%	1.49%	0.69%	1.76%		0.94%

Since each Portfolio does not seek to replicate its respective Dow Jones or Blended benchmark, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends and do not reflect any deductions for fees, expenses or taxes.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. An investor cannot invest directly in an index. The S&P 500 and the Barclays Capital Indexes reflect the reinvestment of dividends and do not reflect any deductions for fees, expenses or taxes.

**	Annualized returns.

†

Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2010. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of either 0.48% of Class I shares average daily net assets through April 30, 2011 or 0.73% of Class II shares average daily net assets through April 30, 2011. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.48% for Class I and 0.73% for Class II agreed to by the Adviser and Subadviser.

Annual Report | December 31, 2010	3

Shareholder Letter
December 31, 2010 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were no changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the six months ended December 31, 2010. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of December 31, 2010.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	12/31/10	6/30/10	12/31/10	6/30/10	12/31/10	6/30/10	12/31/10	6/30/10	12/31/10	6/30/10
Large-Cap Stocks	11.0%	11.0%	22.0%	22.0%	29.0%	29.0%	36.0%	36.0%	37.0%	37.0%
Small-Cap Stocks	2.0%	2.0%	5.0%	5.0%	9.0%	9.0%	13.0%	13.0%	16.0%	16.0%
Real Estate (REITs)	0.0%	0.0%	0.0%	0.0%	3.0%	3.0%	5.0%	5.0%	6.0%	6.0%
International Stocks	5.0%	5.0%	10.0%	10.0%	16.0%	16.0%	22.0%	22.0%	26.0%	26.0%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%
Bonds	73.0%	73.0%	55.0%	55.0%	38.0%	38.0%	20.0%	20.0%	10.0%	10.0%
Cash Equivalents	7.0%	7.0%	5.0%	5.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that the Conservative and Income and Growth Portfolios outperformed their respective Dow Jones benchmarks during the last half of 2010. Conversely, the Balanced, Growth and Aggressive Growth Portfolios underperformed. It’s important to note that the Dow Jones U.S. Series does not include International, Commodity, or REIT exposures on the equity side and Short-term Bonds and TIPS on the Fixed Income side. So when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted in comparison.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely

Tom Carter

President

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

4	www.alpsfunds.com

Fund Expenses
December 31, 2010 (Unaudited)

As a shareholder of the Portfolios listed on the following page, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2010 and held until December 31, 2010.

Actual Expenses. The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

Annual Report | December 31, 2010	5

Fund Expenses
December 31, 2010 (Unaudited)

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Net Expense Ratio(1)	Expense Paid During Period 7/1/10 - 12/31/10(2)
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,055.60	0.48%	$2.49
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.79	0.48%	$2.45
Class II
Actual Fund Return	$1,000.00	$1,054.80	0.73%	$3.78
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.53	0.73%	$3.72
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,098.50	0.48%	$2.55
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.78	0.48%	$2.46
Class II
Actual Fund Return	$1,000.00	$1,097.70	0.73%	$3.87
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.52	0.73%	$3.73
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,146.20	0.48%	$2.60
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.78	0.48%	$2.45
Class II
Actual Fund Return	$1,000.00	$1,143.80	0.73%	$3.95
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.52	0.73%	$3.72
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,193.20	0.48%	$2.66
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.78	0.48%	$2.45
Class II
Actual Fund Return	$1,000.00	$1,191.70	0.73%	$4.04
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.52	0.73%	$3.72
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,219.10	0.48%	$2.70
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.77	0.48%	$2.46
Class II
Actual Fund Return	$1,000.00	$1,217.00	0.73%	$4.09
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.51	0.73%	$3.73

(1)	Annualized based on the Portfolios’ expenses from July 1, 2010 through December 31, 2010.
(2)

Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”), you may also incur fees associated with the Contract you purchase, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolios’ shares are offered to you.

6	www.alpsfunds.com

Statement of Investments Conservative ETF Asset Allocation Portfolio
As of December 31, 2010

	Shares	Value
Exchange Traded Funds - 91.07%
iShares - 37.05%
Barclays Intermediate Credit Bond Fund	12,477	$1,312,331
Barclays TIPS Bond Fund	32,644	3,509,883
MSCI EAFE Index Fund	14,889	866,987
S&P 500 Index Fund	18,917	2,388,271

Total iShares		8,077,472

Other - 54.02%
Vanguard Europe Pacific ETF	6,280	227,022
Vanguard Short-Term Bond ETF	67,727	5,449,315
Vanguard Small-Cap ETF	6,002	435,925
Vanguard Total Bond Market ETF	70,583	5,665,697

Total Other		11,777,959

Total Exchange Traded Funds (Cost $19,009,318)		19,855,431

Exchange Traded Notes - 2.00%
Diversified - 2.00%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	8,893	436,824

Total Exchange Traded Notes (Cost $352,555)		436,824

	7-Day Yield	Shares	Value
Short-Term Investments - 6.63%
Morgan Stanley Institutional Liquidity Funds -Prime Portfolio	0.180%	1,444,535	$1,444,535

Total Short-Term Investments (Cost $1,444,535)			1,444,535

Total Investments - 99.70%
(Total cost $20,806,408)			21,736,790

Other Assets in Excess of Liablities - 0.30%			65,269

Net Assets - 100.00%			$21,802,059

(1) Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

See Notes to Financial Statements.

Annual Report | December 31, 2010	7

Statement of Investments Income and Growth ETF Asset Allocation Portfolio
December 31, 2010 (Unaudited)

	Shares	Value
Exchange Traded Funds -91.97%
iShares - 41.93%
Barclays Intermediate Credit Bond Fund	37,210	$3,913,748
Barclays TIPS Bond Fund	87,353	9,392,195
MSCI EAFE Index Fund	39,040	2,273,299
S&P 500 Index Fund	136,253	17,201,941

Total iShares		32,781,183

Other - 50.04%
Vanguard Emerging Markets ETF	32,711	1,575,035
Vanguard Europe Pacific ETF	109,505	3,958,606
Vanguard Short-Term Bond ETF	145,579	11,713,286
Vanguard Small-Cap ETF	53,575	3,891,152
Vanguard Total Bond Market ETF	224,123	17,990,353

Total Other		39,128,432

Total Exchange Traded Funds (Cost $68,808,583)		71,909,615

Exchange Traded Notes - 3.07%
Diversified - 3.07%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	48,793	2,396,712

Total Exchange Traded Notes (Cost $1,993,476)		2,396,712

	7-Day Yield	Shares	Value
Short-Term Investments -6.40%
Morgan Stanley Institutional Liquidity Funds -Prime Portfolio	0.180%	5,008,173	$5,008,173

Total Short-Term Investments (Cost $5,008,173)			5,008,173

Total Investments -101.44%
(Total cost $75,810,232)			79,314,500

Liabilities in Excess of Other Assets -(1.44)%			(1,126,751)

Net Assets -100.00%			$78,187,749

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

See Notes to Financial Statements.

8	www.alpsfunds.com

Statement of Investments Balanced ETF Asset Allocation Portfolio
As of December 31, 2010

	Shares	Value
Exchange Traded Funds - 94.96%
iShares - 47.84%
Barclays Intermediate Credit Bond Fund	46,335	$4,873,515
Barclays TIPS Bond Fund	91,241	9,810,232
MSCI EAFE Index Fund	144,441	8,410,800
S&P 500 Index Fund	281,156	35,495,945

Total iShares		58,590,492

Other - 47.12%
Vanguard Emerging Markets ETF	102,664	4,943,272
Vanguard Europe Pacific ETF	174,965	6,324,985
Vanguard REIT ETF	66,773	3,697,221
Vanguard Short - Term Bond ETF	136,175	10,956,640
Vanguard Small - Cap ETF	150,888	10,958,995
Vanguard Total Bond Market ETF	259,396	20,821,717

Total Other		57,702,830

Total Exchange Traded Funds (Cost $105,492,529)		116,293,322

Exchange Traded Notes - 3.08%
Diversified - 3.08%
iPATH Dow Jones - UBS Commodity Index Total Return ETN, due 6/12/36(1)	76,853	3,775,019

Total Exchange Traded Notes (Cost $3,110,004)		3,775,019

	7-Day Yield	Shares	Value
Short-Term Investments - 3.05%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.180%	3,739,005	$3,739,005

Total Short - Term Investments (Cost $3,739,005)			3,739,005

Total Investments - 101.09%
(Total cost $112,341,538)			123,807,346

Liabilities in Excess of Other Assets - (1.09)%			(1,340,331)

Net Assets - 100.00%			$122,467,015

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

See Notes to Financial Statements.

Annual Report | December 31, 2010	9

Statement of Investments Growth ETF Asset Allocation Portfolio
As of December 31, 2010

	Shares	Value
Exchange Traded Funds - 95.79%
iShares - 51.45%
Barclays Intermediate Credit Bond Fund	35,282	$3,710,961
Barclays TIPS Bond Fund	34,663	3,726,966
MSCI EAFE Index Fund	203,537	11,851,960
S&P 500 Index Fund	352,652	44,522,315

Total iShares		63,812,202

Other - 44.34%
Vanguard Emerging Markets ETF	155,184	7,472,110
Vanguard Europe Pacific ETF	219,235	7,925,345
Vanguard REIT ETF	113,522	6,285,713
Vanguard Short-Term Bond ETF	76,728	6,173,535
Vanguard Small-Cap ETF	220,191	15,992,472
Vanguard Total Bond Market ETF	138,856	11,145,971

Total Other		54,995,146

Total Exchange Traded Funds (Cost $104,145,985)		118,807,348

Exchange Traded Notes - 4.13%
Diversified - 4.13%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	104,129	5,114,816

Total Exchange Traded Notes (Cost $4,221,956)		5,114,816

7-Day Yield		Shares	Value
Short-Term Investments - 0.94%
Morgan Stanley Institutional Liquidity Funds-Prime Portfolio	0.180%	1,167,026	$1,167,026

Total Short-Term Investments (Cost $1,167,026)			1,167,026

Total Investments - 100.86% (Total cost $109,534,967)			125,089,190

Liabilities in Excess of Other Assets - (0.86)%			(1,065,369)

Net Assets - 100.00%			$124,023,821

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

See Notes to Financial Statements.

10	www.alpsfunds.com

Statement of Investments Aggressive Growth ETF Asset Allocation Portfolio
As of December 31, 2010

	Shares	Value
Exchange Traded Funds - 94.87%
iShares - 44.77%
Barclays Intermediate Credit Bond Fund	7,343	$772,337
MSCI EAFE Index Fund	39,246	2,285,294
S&P 500 Index Fund	114,056	14,399,570

Total iShares		17,457,201

Other - 50.10%
SPDR S&P International Small Cap ETF	18,789	579,453
Vanguard Emerging Markets ETF	57,027	2,745,850
Vanguard Europe Pacific ETF	125,785	4,547,128
Vanguard REIT ETF	42,534	2,355,108
Vanguard Small-Cap ETF	85,153	6,184,662
Vanguard Total Bond Market ETF	38,931	3,124,991

Total Other		19,537,192

Total Exchange Traded Funds (Cost $33,888,574)		36,994,393

Exchange Traded Notes - 5.11%
Diversified - 5.11%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	40,534	1,991,030

Total Exchange Traded Notes (Cost $1,660,321)		1,991,030

	7-Day Yield	Shares	Value
Short-Term Investments - 0.99%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.180%	386,988	$386,988

Total Short-Term Investments (Cost $386,988)			386,988

Total Investments - 100.97% (Total cost $35,935,883)			39,372,411

Liabilities in Excess of Other Assets - (0.97)%			(378,026)

Net Assets - 100.00%			$38,994,385

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

See Notes to Financial Statements.

Annual Report | December 31, 2010	11

Statements of Assets and Liabilities
As of December 31, 2010

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value (Investments, at Cost, see below)	$21,736,790	$79,314,500	$123,807,346	$125,089,190	$39,372,411
Receivable for investments sold	147,018	–	–	–	–
Receivable for shares sold	5,595	13,606	11,056	193,853	56,205
Interest and dividends receivable	13,114	35,788	39,935	21,179	2,581
Other assets	814	1,314	3,158	3,266	428
Total Assets	21,903,331	79,365,208	123,861,495	125,307,488	39,431,625

LIABILITIES:

Payable for investments purchased	49,993	1,096,353	1,278,551	1,166,595	385,757
Payable for shares redeemed	22,451	5,254	10,119	13,469	4,285
Payable to advisor	177	21,202	38,098	37,964	8,157
Payable for 12b-1 fees Class II	4,125	15,765	24,059	21,519	6,683
Accrued expenses and other liabilities	24,526	38,885	43,653	44,120	32,358
Total Liabilities	101,272	1,177,459	1,394,480	1,283,667	437,240
Net Assets	$21,802,059	$78,187,749	$122,467,015	$124,023,821	$38,994,385

NET ASSETS CONSIST OF:

Paid-in capital	$19,961,274	$73,124,299	$110,836,412	$112,209,116	$38,264,272
Accumulated net investment income	368,963	819,352	1,578,283	1,615,390	451,473
Accumulated net realized gain/(loss) on investments	541,440	739,830	(1,413,488)	(5,354,908)	(3,157,888)
Net unrealized appreciation on investments	930,382	3,504,268	11,465,808	15,554,223	3,436,528
Net Assets	$21,802,059	$78,187,749	$122,467,015	$124,023,821	$38,994,385

Investments, at Cost	$20,806,408	$75,810,232	$112,341,538	$109,534,967	$35,935,883

PRICING OF SHARES:

Class I:
Net Assets	$2,313,683	$1,700,629	$6,269,598	$20,472,312	$6,744,798
Shares of beneficial interest outstanding	208,596	165,837	621,717	2,100,379	724,773
Net assets value, offering and redemption price per share	$11.09	$10.25	$10.08	$9.75	$9.31

Class II:
Net Assets	$19,488,376	$76,487,120	$116,197,417	$103,551,509	$32,249,587
Shares of beneficial interest outstanding	1,760,763	7,189,542	11,423,067	10,732,191	3,483,156
Net assets value, offering and redemption price per share	$11.07	$10.64	$10.17	$9.65	$9.26

See Notes to Financial Statements

12	www.alpsfunds.com

Statements of Operations
For the Year Ended December 31, 2010

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:

Interest	$2,349	$3,091	$2,937	$465	$144
Dividends	503,858	1,059,826	2,081,311	2,088,975	536,803
Total Investment Income	506,207	1,062,917	2,084,248	2,089,440	536,947

EXPENSES:

Investment advisor fee	87,426	154,303	329,569	333,272	62,905
12b-1 fees - Class II	43,988	82,355	170,902	148,327	23,232
Custodian fees	12,071	12,108	12,250	12,251	12,040
Legal fees	4,758	7,970	17,658	17,871	3,129
Audit fees	19,335	19,391	19,538	19,543	19,318
Trustees’ fees and expenses	3,753	6,060	13,616	13,942	2,390
Report to shareholder fees	8,362	11,314	20,011	20,846	6,220
Other expenses	8,613	11,366	22,567	22,032	5,377
Total expenses before waiver	188,306	304,867	606,111	588,084	134,611
Less fees waived/reimbursed by investment advisor and sub-advisor
Class I	(4,844)	(2,394)	(5,643)	(16,871)	(15,956)
Class II	(46,220)	(55,176)	(77,670)	(67,065)	(28,132)
Total Net Expenses	137,242	247,297	522,798	504,148	90,523
Net Investment Income	368,965	815,620	1,561,450	1,585,292	446,424

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	885,891	1,787,184	3,294,327	1,544,944	1,422,044
Net change in unrealized appreciation on investments	18,624	681,600	4,242,063	8,092,330	945,687
Net Realized and Unrealized Gain on Investments	904,515	2,468,784	7,536,390	9,637,274	2,367,731
Net Increase in Net Assets Resulting from Operations	$1,273,480	$3,284,404	$9,097,840	$11,222,566	$2,814,155

See Notes to Financial Statements.

Annual Report | December 31, 2010	13

Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$368,965	$261,719
Net realized gain/(loss) on investments	885,891	(135,812)
Net change in unrealized appreciation on investments	18,624	1,003,977
Net Increase in net assets resulting from operations	1,273,480	1,129,884

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(28,807)	(8,775)
Class II	(231,765)	(84,895)
From net realized gains on investments
Class I	(1,779)	(945)
Class II	(15,420)	(8,760)
Total distributions	(277,771)	(103,375)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	1,265,397	1,289,709
Issued to shareholders in reinvestment of distributions	30,587	9,720
Cost of shares redeemed	(572,588)	(361,025)
Net increase from share transactions	723,396	938,404
Class II
Proceeds from sale of shares	8,516,668	12,074,256
Issued to shareholders in reinvestment of distributions	247,183	93,655
Cost of shares redeemed	(4,925,803)	(2,753,296)
Net increase from share transactions	3,838,048	9,414,615

Net increase in net assets	5,557,153	11,379,528

NET ASSETS:

Beginning of year	16,244,906	4,865,378
End of year*	$21,802,059	$16,244,906

*Includes accumulated net investment income of:	$368,963	$261,742

See Notes to Financial Statements.

14	www.alpsfunds.com

Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OTHER INFORMATION - SHARES:

Class I
Sold	116,039	128,263
Reinvested	2,776	920
Redeemed	(52,613)	(35,747)
Net increase in shares outstanding	66,202	93,436

Class II
Sold	791,289	1,219,955
Reinvested	22,471	8,869
Redeemed	(452,544)	(276,264)
Net increase in shares outstanding	361,216	952,560

See Notes to Financial Statements.

Annual Report | December 31, 2010	15

Statements of Changes in Net Assets
Income and Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$815,620	$374,663
Net realized gain/(loss) on investments	1,787,184	(630,967)
Net change in unrealized appreciation on investments	681,600	2,822,672
Net Increase in net assets resulting from operations	3,284,404	2,566,368

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(9,558)	(7,930)
Class II	(360,353)	(151,832)
From net realized gains on investments
Class I	–	(466)
Class II	–	(13,456)
Total distributions	(369,911)	(173,684)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	1,099,881	1,088,922
Issued to shareholders in reinvestment of distributions	9,558	8,396
Cost of shares redeemed	(304,762)	(748,079)
Net increase from share transactions	804,677	349,239
Class II
Proceeds from sale of shares	14,658,414	16,572,474
Issued to shareholders in reinvestment of distributions	360,353	165,288
Cost of shares redeemed	(5,292,404)	(3,198,605)
Acquisition (Note 6)	40,370,791	–
Net increase from share transactions	50,097,154	13,539,157

Net increase in net assets	53,816,324	16,281,080

NET ASSETS:

Beginning of year	24,371,425	8,090,345
End of year*	$78,187,749	$24,371,425

*Includes accumulated net investment income of:	$819,352	$376,192

See Notes to Financial Statements.

16	www.alpsfunds.com

Statements of Changes in Net Assets
Income and Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OTHER INFORMATION - SHARES:

Class I
Sold	113,723	124,624
Reinvested	941	889
Redeemed	(30,859)	(79,475)
Net increase in shares outstanding	83,805	46,038

Class II
Sold	1,450,300	1,844,681
Reinvested	34,157	16,849
Redeemed	(528,066)	(351,827)
Acquisition (Note 6)	3,831,359	–
Net increase in shares outstanding	4,787,750	1,509,703

See Notes to Financial Statements.

Annual Report | December 31, 2010	17

Statements of Changes in Net Assets
Balanced ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$1,561,450	$797,120
Net realized gain/(loss) on investments	3,294,327	(1,877,811)
Net change in unrealized appreciation on investments	4,242,063	8,904,318
Net Increase in net assets resulting from operations	9,097,840	7,823,627

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(44,635)	(26,518)
Class II	(737,150)	(342,944)
From net realized gains on investments
Class I	–	(2,217)
Class II	–	(33,851)
Total distributions	(781,785)	(405,530)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	3,691,191	2,179,422
Issued to shareholders in reinvestment of distributions	44,635	28,735
Cost of shares redeemed	(1,381,490)	(683,317)
Net increase from share transactions	2,354,336	1,524,840
Class II
Proceeds from sale of shares	26,374,201	32,741,456
Issued to shareholders in reinvestment of distributions	737,150	376,795
Cost of shares redeemed	(6,381,481)	(5,844,595)
Acquisition (Note 6)	35,677,199	–
Net increase from share transactions	56,407,069	27,273,656

Net increase in net assets	67,077,460	36,216,593

NET ASSETS:

Beginning of year	55,389,555	19,172,962
End of year*	$122,467,015	$55,389,555

*Includes accumulated net investment income of:	$1,578,283	$804,379

See Notes to Financial Statements.

18	www.alpsfunds.com

Statements of Changes in Net Assets
Balanced ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OTHER INFORMATION - SHARES:

Class I
Sold	397,400	270,183
Reinvested	4,481	3,186
Redeemed	(150,895)	(86,063)
Net increase in shares outstanding	250,986	187,306

Class II
Sold	2,781,065	4,085,238
Reinvested	73,348	41,360
Redeemed	(673,495)	(753,368)
Acquisition (Note 6)	3,570,965	–
Net increase in shares outstanding	5,751,883	3,373,230

See Notes to Financial Statements.

Annual Report | December 31, 2010	19

Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$1,585,292	$817,979
Net realized gain/(loss) on investments	1,544,944	(1,512,525)
Net change in unrealized appreciation on investments	8,092,330	11,383,992
Net Increase in net assets resulting from operations	11,222,566	10,689,446

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(141,352)	(67,997)
Class II	(652,948)	(304,729)
From net realized gains on investments
Class I	–	(3,212)
Class II	–	(14,453)
Total distributions	(794,300)	(390,391)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	7,939,851	6,369,941
Issued to shareholders in reinvestment of distributions	141,352	71,209
Cost of shares redeemed	(688,150)	(937,749)
Net increase from share transactions	7,393,053	5,503,401
Class II
Proceeds from sale of shares	18,388,785	24,240,300
Issued to shareholders in reinvestment of distributions	652,948	319,182
Cost of shares redeemed	(7,635,112)	(3,036,293)
Acquisition (Note 6)	35,570,607	–
Net increase from share transactions	46,977,228	21,523,189

Net increase in net assets	64,798,547	37,325,645

NET ASSETS:

Beginning of year	59,225,274	21,899,629
End of year*	$124,023,821	$59,225,274

*Includes accumulated net investment income of:	$1,615,390	$832,761

See Notes to Financial Statements.

20	www.alpsfunds.com

Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OTHER INFORMATION - SHARES:

Class I
Sold	885,197	846,136
Reinvested	14,724	8,377
Redeemed	(77,826)	(135,717)
Net increase in shares outstanding	822,095	718,796

Class II
Sold	2,089,391	3,422,278
Reinvested	68,731	37,862
Redeemed	(875,530)	(420,691)
Acquisition (Note 6)	3,793,301	–
Net increase in shares outstanding	5,075,893	3,039,449

See Notes to Financial Statements.

Annual Report | December 31, 2010	21

Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OPERATIONS:

Net investment income	$446,424	$119,343
Net realized gain/(loss) on investments	1,422,044	(421,443)
Net change in unrealized appreciation on investments	945,687	2,111,237
Net Increase in net assets resulting from operations	2,814,155	1,809,137

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(28,298)	(14,400)
Class II	(86,652)	(40,881)
From net realized gains on investments
Class I	–	(949)
Class II	–	(1,595)
Total distributions	(114,950)	(57,825)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	3,214,832	2,235,587
Issued to shareholders in reinvestment of distributions	28,297	15,349
Cost of shares redeemed	(745,201)	(341,516)
Net increase from share transactions	2,497,928	1,909,420
Class II
Proceeds from sale of shares	4,484,617	3,517,345
Issued to shareholders in reinvestment of distributions	86,653	42,476
Cost of shares redeemed	(1,639,901)	(1,540,645)
Acquisition (Note 6)	21,579,911	–
Net increase from share transactions	24,511,280	2,019,176

Net increase in net assets	29,708,413	5,679,908

NET ASSETS:

Beginning of year	9,285,972	3,606,064
End of year*	$38,994,385	$9,285,972

*Includes accumulated net investment income of:	$451,473	$121,582

See Notes to Financial Statements

22	www.alpsfunds.com

Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

OTHER INFORMATION - SHARES:

Class I
Sold	384,730	317,312
Reinvested	3,096	1,926
Redeemed	(91,045)	(49,859)
Net increase in shares outstanding	296,781	269,379

Class II
Sold	528,316	536,647
Reinvested	9,522	5,350
Redeemed	(197,903)	(226,397)
Acquisition (Note 6)	2,420,330	–
Net increase in shares outstanding	2,760,265	315,600

See Notes to Financial Statements.

Annual Report | December 31, 2010	23

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.54	$9.79	$10.46		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.23 (1)	0.26 (1)	0.37	(1)	0.28
Net realized and unrealized gain/(loss) on investments	0.47	0.56	(0.96)		0.18
Total income/(loss) from investment operations	0.70	0.82	(0.59)		0.46

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.14)	(0.06)	(0.08)		–
From net realized gain	(0.01)	(0.01)	(0.00	)(2)	–
Total distributions	(0.15)	(0.07)	(0.08)		–
Net increase/(decrease) in net asset value	0.55	0.75	(0.67)		0.46
Net asset value - end of period	$11.09	$10.54	$9.79		$10.46

Total Return*	6.67%	8.35%	(5.58)%		4.60	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,314	$1,501	$479		$26
Ratios to average net assets:
Total expenses before reimbursements	0.74%	0.95%	2.23%		110.32	%(4)
Net expenses after reimbursements	0.48%	0.48%	0.48%		0.48	%(4)
Net investment income after reimbursements	2.12%	2.63%	3.71%		4.08	%(4)
Portfolio turnover rate	34%	31%	129%		36	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements

24	www.alpsfunds.com

Financial Highlights
Conservative ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE
Net asset value - beginning of period	$10.53	$9.81	$10.43	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.20(1)	0.24(1)	0.35(1)	0.10
Net realized and unrealized gain/(loss) on investments	0.48	0.55	(0.97)	0.33
Total income/(loss) from investment operations	0.68	0.79	(0.62)	0.43

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.13)	(0.06)	–	–
From net realized gain	(0.01)	(0.01)	(0.00)(2)	–
Total distributions	(0.14)	(0.07)	(0.00)(2)	–
Net increase/(decrease) in net asset value	0.54	0.72	(0.62)	0.43
Net asset value - end of period	$11.07	$10.53	$9.81	$10.43

Total Return*	6.48%	8.06%	(5.93)%	4.30%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$19,488	$14,744	$4,386	$346
Ratios to average net assets:
Total expenses before reimbursements	0.99%	1.20%	2.50%	39.42%(4)
Net expenses after reimbursements	0.73%	0.73%	0.73%	0.73%(4)
Net investment income after reimbursements	1.88%	2.39%	3.50%	5.36%(4)
Portfolio turnover rate	34%	31%	129%	36%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2010	25

Financial Highlights
Income and Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.46	$8.41	$10.30	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.22(1)	0.23 (1)	0.32(1)	0.11
Net realized and unrealized gain/(loss) on investments	0.63	0.93	(1.87)	0.19
Total income/(loss) from investment operations	0.85	1.16	(1.55)	0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.06)	(0.10)	(0.34)	–
From net realized gain	–	(0.01)	(0.00)(2)	–
Total distributions	(0.06)	(0.11)	(0.34)	–
Net increase/(decrease) in net asset value	0.79	1.05	(1.89)	0.30
Net asset value - end of period	$10.25	$9.46	$8.41	$10.30

Total Return*	9.04%	13.72%	(14.95)%	3.00%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,701	$776	$303	$232
Ratios to average net assets:
Total expenses before reimbursements	0.66%	0.82%	2.11%	41.30%(4)
Net expenses after reimbursements	0.48%	0.48%	0.48%	0.48%(4)
Net investment income after reimbursements	2.22%	2.59%	3.32%	5.58%(4)
Portfolio turnover rate	31%	28%	55%	8%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
26	www.alpsfunds.com

Financial Highlights
Income and Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.82	$8.73	$10.29		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.24 (1)	0.21 (1)	0.31	(1)	0.08
Net realized and unrealized gain/(loss) on investments	0.63	0.95	(1.87)		0.21
Total income/(loss) from investment operations	0.87	1.16	(1.56)		0.29

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.05)	(0.06)	–		–
From net realized gain	–	(0. 01)	(0. 00	)(2)	–
Total distributions	(0.05)	(0.07)	(0.00	)(2)	–
Net increase/(decrease) in net asset value	0.82	1.09	(1.56)		0.29
Net asset value - end of period	$10.64	$9.82	$8.73		$10.29

Total Return*	8.88%	13.30%	(15.16)%		2.90	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$76,487	$23,595	$7,788		$1,021
Ratios to average net assets:
Total expenses before reimbursements	0.90%	1.06%	1.83%		26.00	%(4)
Net expenses after reimbursements	0.73%	0.73%	0.73%		0.73	%(4)
Net investment income after reimbursements	2.39%	2.33%	3.32%		6.66	%(4)
Portfolio turnover rate	31%	28%	55%		8	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Annual Report | December 31, 2010	27

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value-beginning of period	$9.08	$7.65	$10.21		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.21 (1)	0.20 (1)	0.29	(1)	0.16
Net realized and unrealized gain/(loss) on investments	0.86	1.31	(2.73)		0.05
Total income/(loss) from investment operations	1.07	1.51	(2.44)		0.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.07)	(0.07)	(0.12)		–
From net realized gain	–	(0.01)	(0.00	)(2)	–
Total distributions	(0.07)	(0.08)	(0.12)		–
Net increase/(decrease) in net asset value	1.00	1.43	(2.56)		0.21
Net asset value - end of period	$10.08	$9.08	$7.65		$10.21

Total Return*	11.85%	19.74%	(23.82)%		2.10	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$6,270	$3,366	$1,402		$483
Ratios to average net assets:
Total expenses before reimbursements	0.60%	0.68%	1.15%		16.03	%(4)
Net expenses after reimbursements	0.48%	0.48%	0.48%		0.48	%(4)
Net investment income after reimbursements	2.18%	2.45%	3.25%		4.79	%(4)
Portfolio turnover rate	32%	26%	67%		23	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

28	www.alpsfunds.com

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.17	$7.73	$10.19	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.20 (1)	0.18 (1)	0.28 (1)	0.07
Net realized and unrealized gain/(loss) on investments	0.87	1.33	(2.73)	0.12
Total income/(loss) from investment operations	1.07	1.51	(2.45)	0.19

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.07)	(0.06)	(0.01)	–
From net realized gain	–	(0.01)	(0.00)(2)	–
Total distributions	(0.07)	(0.07)	(0.01)	–
Net increase/(decrease) in net asset value	1.00	1.44	(2.46)	0.19
Net asset value - end of period	$10.17	$9.17	$7.73	$10.19

Total Return*	11.63%	19.52%	(24.05)%	1.90%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$116,197	$52,023	$17,771	$4,899
Ratios to average net assets:
Total expenses before reimbursements	0.84%	0.92%	1.35%	11.45%(4)
Net expenses after reimbursements	0.73%	0.73%	0.73%	0.73%(4)
Net investment income after reimbursements	2.13%	2.20%	3.19%	7.62%(4)
Portfolio turnover rate	32%	26%	67%	23%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2010	29

Financial Highlights Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.60	$6.93	$10.11	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.19 (1)	0.17 (1)	0.29 (1)	0.11
Net realized and unrealized gain/(loss) on investments	1.03	1.56	(3.46)	(0.00)	(2)
Total income/(loss) from investment operations	1.22	1.73	(3.17)	0.11

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.07)	(0.06)	(0.01)	–
From net realized gain	–	(0.00) (2)	(0.00) (2)	–
Total distributions	(0.07)	(0.06)	(0.01)	–
Net increase/(decrease) in net asset value	1.15	1.67	(3.18)	0.11
Net asset value - end of period	$9.75	$8.60	$6.93	$10.11

Total Return*	14.19%	24.94%	(31.37)%	1.10	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$20,472	$10,993	$3,876	$109
Ratios to average net assets:
Total expenses before reimbursements	0.60%	0.66%	1.05%	43.57	%(4)
Net expenses after reimbursements	0.48%	0.48%	0.48%	0.48	%(4)
Net investment income after reimbursements	2.15%	2.31%	3.76%	5.11	%(4)
Portfolio turnover rate	40%	19%	27%	18	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

30	www.alpsfunds.com

Financial Highlights Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.53	$6.89	$10.09	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.19 (1)	0.15 (1)	0.25 (1)	0.10
Net realized and unrealized gain/(loss) on investments	0.99	1.55	(3.44)	(0.01)
Total income/(loss) from investment operation	1.18	1.70	(3.19)	0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.06)	(0.06)	(0.01)	–
From net realized gain	–	(0.00)(2)	(0.00)(2)	–
Total distributions	(0.06)	(0.06)	(0.01)	–
Net increase/(decrease) in net asset value	1.12	1.64	(3.20)	0.09
Net asset value -end of period	$9.65	$8.53	$6.89	$10.09

Total Return*	13.86%	24.65%	(31.61)%	0.90%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$103,552	$48,232	$18,023	$2,424
Ratios to average net assets:
Total expenses before reimbursements	0.84%	0.91%	1.39%	15.48%(4)
Net expenses after reimbursements	0.73%	0.73%	0.73%	0.73%(4)
Net investment income after reimbursements	2.14%	2.03%	3.11%	6.76%(4)
Portfolio turnover rate	40%	19%	27%	18%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2010	31

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.09	$6.36		$10.09		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.19 (1)	0.16	(1)	0.31	(1)	0.15
Net realized and unrealized gain/(loss) on investments	1.07	1.60		(4.00)		(0.06)
Total income/(loss) from investment operations	1.26	1.76		(3.69)		0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.04)	(0.03)		(0.04)		–
From net realized gain	–	(0.00	)(2)	(0.00	)(2)	–
Total distributions	(0.04)	(0.03)		(0.04)		–
Net increase/(decrease) in net asset value	1.22	1.73		(3.73)		0.09
Net asset value -end of period	$9.31	$8.09		$6.36		$10.09

Total Return*	15.58%	27.79%		(36.57)%		0.90	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$6,745	$3,462		$1,009		$84
Ratios to average net assets:
Total expenses before reimbursements	0.82%	1.28%		3.00%		77.98	%(4)
Net expenses after reimbursements	0.48%	0.48%		0.48%		0.48	%(4)
Net investment income after reimbursements	2.27%	2.28%		4.21%		4.22	%(4)
Portfolio turnover rate	77%	27%		55%		12	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

32	www.alpsfunds.com

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.06	$6.38		$10.07		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.31 (1)	0.13	(1)	0.25	(1)	0.10
Net realized and unrealized gain/(loss) on investments	0.92	1.61		(3.94)		(0.03)
Total income/(loss) from investment operations	1.23	1.74		(3.69)		0.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.03)	(0.06)		–		–
From net realized gain	–	(0.00	) (2)	(0.00	) (2)	–
Total distributions	(0.03)	(0.06)		(0.00	) (2)	–
Net increase/(decrease) in net asset value	1.20	1.68		(3.69)		0.07
Net asset value -end of period	$9.26	$8.06		$6.38		$10.07

Total Return*	15.21%	27.29%		(36.64)%		0.70	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$32,250	$5,823		$2,597		$350
Ratios to average net assets:
Total expenses before reimbursements	1.03%	1.55%		3.40%		44.78	%(4)
Net expenses after reimbursements	0.73%	0.73%		0.73%		0.73	%(4)
Net investment income after reimbursements	3.66%	1.89%		3.31%		8.20	%(4)
Portfolio turnover rate	77%	27%		55%		12	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2010	33

Notes to Financial Statements
December 31, 2010

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Each Portfolio offers Class I and Class II shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange traded funds and notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

The Portfolios disclose the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

34	www.alpsfunds.com

Notes to Financial Statements
December 31, 2010

The following is a summary of the inputs used to value the Portfolios’ investments as of December 31, 2010.

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2		Level 3		Total
Exchange Traded Funds	$19,855,431		$–		$–	$19,855,431
Exchange Traded Notes	436,824		–		–	436,824
Short-Term Investments	1,444,535		–		–	1,444,535
Total	$21,736,790		$–		$–	$21,736,790

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2		Level 3		Total
Exchange Traded Funds	$71,909,615		$–		$–	$71,909,615
Exchange Traded Notes	2,396,712		–		–	2,396,712
Short-Term Investments	5,008,173		–		–	5,008,173
Total	$79,314,500		$–		$–	$79,314,500

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2		Level 3		Total
Exchange Traded Funds	$116,293,322		$–		$–	$116,293,322
Exchange Traded Notes	3,775,019		–		–	3,775,019
Short-Term Investments	3,739,005		–		–	3,739,005
Total	$123,807,346		$–		$–	$123,807,346

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2		Level 3		Total
Exchange Traded Funds	$118,807,348		$–		$–	$118,807,348
Exchange Traded Notes	5,114,816		–		–	5,114,816
Short-Term Investments	1,167,026		–		–	1,167,026
Total	$125,089,190		$–		$–	$125,089,190

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2		Level 3		Total
Exchange Traded Funds	$36,994,393		$–		$–	$36,994,393
Exchange Traded Notes	1,991,030		–		–	1,991,030
Short-Term Investments	386,988		–		–	386,988
Total	$39,372,411		$–		$–	$39,372,411

For the year ended December 31, 2010 there were no significant transfers between Level 1 and Level 2 securities. For the year ended December 31, 2010, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Annual Report | December 31, 2010	35

Notes to Financial Statements
December 31, 2010

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

Management has concluded that the Portfolios have taken no uncertain tax positions that require recognition in the financial statements. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007, December 31, 2008, December 31, 2009, and December 31, 2010 the Portfolios’ returns are still open to examination by the appropriate taxing authorities.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. Certain disclosures were effective for the first reporting period (including interim periods) beginning after December 15, 2009. Regarding these disclosures, management determined the ASU did not have a material effect on the Portfolios’ financial disclosures contained in this Report. Regarding the disclosures not yet effective, management is currently evaluating the impact the adoption of the ASU will have on the Portfolios’ financial statement disclosures.

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Notes to Financial Statements
December 31, 2010

2. FEDERAL TAXES

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$426,270	$982,003	$1,581,060	$1,615,390	$451,473
Accumulated Capital Gains/(Losses)	650,223	1,363,793	1,186,995	(2,815,502)	(2,300,296)
Unrealized Appreciation	764,292	2,717,654	8,862,548	13,014,817	2,578,936
Total	$1,840,785	$5,063,450	$11,630,603	$11,814,705	$730,113

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the year ended December 31, 2010, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain other investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Overdistributed Ordinary Income	$(1,172)	$(2,549)	$(5,761)	$(8,363)	$(1,583)
Accumulated Capital Gain/(Losses)	1,173	(202,497)	(1,829,081)	(5,047,913)	(3,952,336)
Paid-In Capital	(1)	205,046	1,834,842	5,056,276	3,953,919

The tax character of the distributions paid during the year ended December 31, 2010 were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio		Ibbotson Income and Growth ETF Asset Allocation Portfolio		Ibbotson Balanced ETF Asset Allocation Portfolio		Ibbotson Growth ETF Asset Allocation Portfolio		Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009
Distributions paid from:
Ordinary income	$260,572	$103,375	$369,911	$173,403	$781,785	$404,257	$794,300	$387,142	$114,952	$57,392
Long-term capital gain	17,199	–	–	281	–	1,273	–	3,249	–	434
Total	$277,771	$103,375	$369,911	$173,684	$781,785	$405,530	$794,300	$390,391	$114,952	$57,826

As of December 31, 2010, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Capital Losses Expiring 12/31/16	$–	$–	$1,268,432	$4,390,131	$2,300,296

The Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio used capital loss carryforwards of $84,591, $380,291, $561,318 and $1,233,901, respectively, to offset taxable capital gains realized during the year ended December 31, 2010.

Annual Report | December 31, 2010	37

Notes to Financial Statements
December 31, 2010

As of December 31, 2010, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$ 811,092	$ 3,171,134	$ 9,308,822	$ 13,335,729	$ 2,708,004
Gross depreciation (excess of tax cost over value)	(46,800)	(453,480)	(446,274)	(320,912)	(129,068)
Net unrealized appreciation	$ 764,292	$ 2,717,654	$ 8,862,548	$ 13,014,817	$ 2,578,936
Cost of Investments for income tax purposes	$ 20,972,498	$ 76,596,846	$ 114,944,798	$ 112,074,373	$ 36,793,475

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2010, were as follows for each Portfolio:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Purchases	$10,623,873	$20,532,818
Sales	6,182,674	10,811,824

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchases	$47,784,010	$50,912,254
Sales	23,501,362	30,018,454

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchases	$17,520,980
Sales	11,540,583

4. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment advisor. The Advisor is a wholly-owned subsidiary of ALPS Holdings, Inc. The Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more subadvisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Portfolios’ Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of primary underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management.

Pursuant to the Sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets.

5. OTHER AGREEMENTS

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

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Notes to Financial Statements
December 31, 2010

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and Sub-Advisor agree to waive certain fees they are entitled to receive from the Portfolios (Sub-Advisor’s fees being received from the Advisor). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETF’s held by the Portfolios. The Expense Limitation Agreement is effective through April 30, 2011.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.

6. FUND REORGANIZATION

On November 19, 2010, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (“Acquiring Funds”) acquired all of the assets and assumed all the liabilities of Phoenix Dynamic Asset Allocation Series: Moderate, Phoenix Dynamic Asset Allocation Series: Moderate Growth, Phoenix Dynamic Asset Allocation Series: Growth, and Phoenix Dynamic Asset Allocation Series: Aggressive Growth (“Acquired Funds”), respectively, pursuant to a Form of Agreement and Plan of Reorganization approved by the Trustees (the “Reorganization”). The Acquired Funds were each a series of Virtus Variable Insurance Trust, formerly the Phoenix Edge Series Fund. The purpose of the Reorganization was to allow shareholders of each of the Acquired Funds to own a portfolio that has similar investment objectives and with a greater amount of combined assets, potentially resulting in lower expenses after the Reorganization. Each Reorganization was accomplished by a tax-free exchange as detailed in the following table.

Annual Report | December 31, 2010	39

Notes to Financial Statements
December 31, 2010

Acquiring Fund	Shares issued by Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Ibbotson Income and Growth ETF Asset Allocation Portfolio	3,831,359	$34,026,209	Phoenix Dynamic Asset Allocation Series: Moderate	4,074,609	$40,370,791
Ibbotson Balanced ETF Asset Allocation Portfolio	3,570,965	$81,037,225	Phoenix Dynamic Asset Allocation Series: Moderate Growth	3,574,181	$35,677,199
Ibbotson Growth ETF Asset Allocation Portfolio	3,793,301	$82,045,604	Phoenix Dynamic Asset Allocation Series: Growth	3,575,367	$35,570,607
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	2,420,330	$14,715,418	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	2,214,279	$21,579,911

The investment portfolio fair value and unrealized appreciation as of November 19, 2010 for each of the Acquired Funds were as follows:

Acquired Fund	Portfolio fair value	Unrealized appreciation of Acquired Fund
Phoenix Dynamic Asset Allocation Series: Moderate	$40,326,042	$897,035
Phoenix Dynamic Asset Allocation Series: Moderate Growth	$35,714,982	$1,264,601
Phoenix Dynamic Asset Allocation Series: Growth	$35,161,663	$1,293,416
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	$21,610,973	$1,095,104

Immediately following the reorganization the net assets of the combined Funds were as follows:

Combined Net Assets
Ibbotson Income and Growth ETF Asset Allocation Portfolio	$74,397,000
Ibbotson Balanced ETF Asset Allocation Portfolio	$116,714,424
Ibbotson Growth ETF Asset Allocation Portfolio	$117,616,211
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	$36,295,329

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Notes to Financial Statements
December 31, 2010

The unused capital loss carryforwards of the Acquired Funds, subject to tax limitations, for potential utilization are listed in the table below.

Acquired Fund	Unused Capital loss carryforward

Phoenix Dynamic Asset Allocation Series:
Moderate	$–

Phoenix Dynamic Asset Allocation Series:
Moderate Growth	$1,426,867

Phoenix Dynamic Asset Allocation Series:
Growth	$4,547,983

Phoenix Dynamic Asset Allocation Series:
Aggressive Growth	$3,487,970

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period of the Acquiring Funds, the Acquiring Funds’ pro forma results of operations for the year ended December 31, 2010, are as follows:

	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Net Investment Income	$1,141,577	$1,758,620	$1,702,120	$487,517

Net Realized and Unrealized Gain on Investments	4,889,257	9,991,057	12,565,080	4,298,904

Net Increase in Net Assets Resulting from Operations	$6,030,834	$11,749,667	$14,267,200	$4,786,421

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statements of Operations since November 19, 2010.

On December 20, 2010, an initial Registration Statement on Form N-14 was filed with the Securities and Exchange Commission on behalf of the Trust, announcing the proposed reorganization of Calvert VP Lifestyle Conservative Portfolio, Calvert VP Lifestyle Moderate Portfolio and Calvert VP Lifestyle Aggressive Portfolio (the “Calvert Portfolios”), each a series of Calvert Variable Products, Inc., into Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio and Ibbotson Growth ETF Asset Allocation Portfolio, respectively. A meeting of Calvert Portfolio shareholders is anticipated to be held on April 15, 2011, to vote on the proposed reorganizations. If approved, it is expected that the reorganizations will take effect on or about April 29, 2011.

7. TRUSTEES AND OFFICERS

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2010, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $4,000 per year, a per meeting fee of $1,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

Annual Report | December 31, 2010	41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Financial Investors Variable Insurance Trust

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Financial Investors Variable Insurance Trust (the “Trust”), comprising the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, as of December 31, 2010, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from April 30, 2007 (inception) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Financial Investors Variable Insurance Trust, as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from April 30, 2007 (inception) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado

February 25, 2011

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Additional Information
December 31, 2010 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

TAX INFORMATION

The Portfolio designates the following amounts for the fiscal year ended December 31, 2010:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Corporate Dividends Received Deduction	13.76%	25.02%

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Corporate Dividends Received Deduction	38.42%	49.65%

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Corporate Dividends Received Deduction	56.14%

Annual Report | December 31, 2010	43

Approval of Investment Advisory and Sub-Advisory Agreements
December 31, 2010 (Unaudited)

On September 14, 2010, the Board of Trustees of the Financial Investors Variable Insurance Trust (the “Trust”) met in person to, among other things, review and consider the re-approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser”), and Investment Sub-advisory Agreement (the “Sub-Advisory Agreement”) by and among the Trust, the Adviser, and Ibbotson Associates, Inc. (the “Sub-Adviser”). Prior to beginning their review of the Advisory Agreement and the Sub-Advisory Agreement (collectively the “Advisory Agreements”), Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their fiduciary responsibilities with respect to the approval of the Advisory Agreements and enhanced disclosure requirements surrounding contract approvals.

In renewing and approving the Advisory Agreement the Board, including the Independent Trustees, considered the following factors with respect to the Portfolios:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual and actual advisory fee annual rate of 0.45% of each Portfolio’s daily net assets paid by the Adviser from the advisory fee in light of the extent and quality of the advisory services provided by the Adviser. The Trustees received and considered information comparing the Portfolios’ contractual advisory fee and overall expenses with an independently prepared summary of funds in both the relevant expense group and performance group provided by Lipper Analytical Services (“Lipper”), an independent provider of investment company data. Based on such material from Lipper, the Trustees determined that the contractual management fee and actual management fee of each Portfolio was comparable to, or lower than, the median for similar fees within such Portfolio’s expense group. The Trustees further determined that the total expense ratios of each Portfolio was comparable to, or lower than, the median for the other total expense ratios within such Portfolio’s expense group.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Board received and considered information regarding the nature, extent and quality of services provided to each Portfolio under the Investment Advisory Agreement. The Board reviewed certain background materials supplied by the Adviser in response to the questionnaire furnished by the Trust, including the Adviser’s Form ADV. The Board considered the background and experience of the Adviser’s management.

The Portfolios’ Performance: The Board received and considered each Portfolio’s performance for year to date ended July 31, 2010, the one-, two- and three-year periods ended July 31, 2010, and from inception through July 31, 2010, as provided by Lipper. The Trustees determined that, notwithstanding the relatively short time period during which the Portfolios have been in existence, the performance of each Portfolio during each such period compared favorably with the performance of such Portfolio’s performance group.

The Portfolios’ Profitability to the Adviser: The Board received and considered a profitability analysis of the Portfolios prepared by the Adviser for the year ended June 30, 2010, broken out at both the Trust and individual Portfolio levels. The Trustees determined that, based on such analysis, the profit, if any, earned by the Adviser and its affiliates for each Portfolio was not unreasonable. Based on discussions with representatives of the Adviser and its affiliates, the Trustees determined that the Adviser and its affiliates were still committed at this time to the continued operation and growth of the Portfolios.

Economies of Scale: The Board considered whether economies of scale in the provision of services to each Portfolio were being passed along to the shareholders. The Board determined that the current size of each Portfolio made such economies of scale unattainable at this time.

Other Benefits to the Adviser: The Board reviewed and considered any other benefits derived or to be derived by the Adviser from the relationship with the Portfolios, and concluded that there were none of any material significance to the Adviser.

The Board of Trustees of the Trust, with the non-interested Trustees voting separately, unanimously concluded that the investment advisory fee of 0.45% of the Fund’s total assets was fair and reasonable for the Portfolios and that the approval of the Advisory Agreement is in the best interests of the Portfolios and their shareholders.

ANNUAL REVIEW OF THE INVESTMENT
SUB-ADVISORY AGREEMENT

In renewing and approving the Investment Sub-Advisory Agreement the Board, including the Independent Trustees, considered the following factors with respect to the Portfolios, with no single factor being dispositive:

Investment Sub-Advisory Fee Rate; the Portfolios’ Performance and Economies of Scale: The Board determined that the analysis with respect to these factors discussed above with respect to the Investment Advisory Fee would apply to the review of the Sub-Advisory Agreement as well. The Board also noted the entire Sub-advisory fee was being paid by the Adviser.

Nature, Extent and Quality of the Services under the Investment Sub-Advisory Agreement: The Board, including the Independent Trustees, in addition to reviewing the advisory fee, performance, and economies of scale factors discussed above, considered in general the nature, extent and quality of the services provided by the sub-adviser. The Board reviewed services provided

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Approval of Investment Advisory and Sub-Advisory Agreements
December 31, 2010 (Unaudited)

by the sub-adviser, noting that the sub-adviser directed the Adviser to execute trades, and concluded that such services are of satisfactory quality and that Ibbotson was well qualified to perform its responsibilities under the Sub-Advisory Agreement.

The Portfolios’ Profitability to the Sub-Adviser: The Board also reviewed the Profit/Loss Estimate analysis prepared by the Sub-Adviser, and determined that, based on such analysis, that the profit, if any, earned by the Sub-Adviser and its affiliates for each Portfolio was not unreasonable. Based on discussions with representatives of the Sub-Adviser, the Board determined that the Sub-Adviser was still committed at this time to the continued operation and growth of the Portfolios.

Other Benefits to the Sub-Adviser: The Board reviewed and considered any other benefits derived or to be derived by the Sub-Adviser from the relationship with the Portfolios, and concluded that there were none of any material significance to the Sub-Adviser.

The Board of Trustees of the Trust, with the non-interested Trustees voting separately, unanimously concluded that the Sub-Advisory Agreement was fair and reasonable for the Portfolios and that the approval of the Sub-Advisory Agreement is in the best interests of the Portfolios and their shareholders.

Annual Report | December 31, 2010	45

Trustees and Officers
December 31, 2010 (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES
Name & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Mary K. Anstine (70)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	24	Ms. Anstine is a Trustee of ALPS ETF Trust (10 funds), Financial Investors Trust (11 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).
David Swanson (54)	Trustee	Since November 30, 2006	Mr. Swanson is a Principal Owner of SwanDog Marketing since February 2006. Mr. Swanson was also Executive Vice- President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	None
Jeremy W. Deems (34)	Trustee	Since September 8, 2010	Mr. Deems is Partner, CFO and COO of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	24	Mr. Deems is a Trustee of ALPS ETF Trust (10 funds), Financial Investors Trust (11 funds), and Reaves Utility Income Fund.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.

46	www.alpsfunds.com

Trustees and Officers
December 31, 2010 (Unaudited)

INTERESTED TRUSTEES

Name & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee
Thomas A. Carter (45)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. and Director of ALPS and ALPS Holdings, Inc. Because of his position with ALPS, ADI and AAI, Mr. Carter is deemed an affiliate of the Portfolio as defined under the 1940 Act.	15	Mr. Carter is a Trustee of ALPS ETF Trust (10 funds).
Scott Wentsel (48)**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

OFFICERS
Name & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

Jeremy O. May (40)	Treasurer	Since November 30, 2006

Mr. May is President of ALPS Fund Services, Inc. Mr. May joined ALPS in 1995. Mr. May is currently the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Financial Investors Trust and Reaves Utility Income Fund. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

Melanie H. Zimdars (34)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. From 2001 until joining Wasatch in 2005, she was a Compliance Officer for U.S. Bancorp Fund Services, LLC. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, ALPS ETF Trust, and Grail Advisors ETF Trust.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.

**

Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Distributors, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with the Subadviser.

Annual Report | December 31, 2010	47

Trustees and Officers
December 31, 2010 (Unaudited)

Name & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years
David T. Buhler (39)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. From 2002 to 2006, he served as Chief Compliance Officer for Greenwood Investments, LLC. From 1997 to 2006, he also served as Counsel for Great-West Life & Annuity Insurance Company.

Monette R. Nickels (39)	Tax Officer	Since December 8, 2009

Ms. Nickels is Senior Vice President and Director of Tax Administration of ALPS. Ms. Nickels joined ALPS in 2004 as Director of Tax Administration. Ms. Nickels is also Tax Officer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and ALPS ETF Trust.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.

Shareholder Meeting (Unaudited)

A special meeting of shareholders of the Portfolios was held on September 8, 2010. At the meeting the following matter was voted on and approved by the Shareholders. Each vote reported represents one dollar of net asset value held on the record date for the meeting. The results of the special meeting of shareholders are noted below.

Proposal 1

To Elect Five Trustees for the Trust.

		Number of Votes			Percentage of Total Outstanding Votes			Percentage Voted
Trustees	Record Date Votes	Affirmative	Withheld	Total	Affirmative	Withheld	Total	Affirmative	Withheld	Total
Mary K. Anstine	21,628,564	18,443,539	744,502	19,188,041	85.274%	3.442%	88.716%	96.120%	3.880%	100.000%
Thomas A. Carter	21,628,564	18,443,860	744,181	19,188,041	85.275%	3.441%	88.716%	96.122%	3.878%	100.000%
Jeremy W. Deems	21,628,564	18,254,463	933,578	19,188,041	84.400%	4.316%	88.716%	95.135%	4.865%	100.000%
David Swanson	21,628,564	18,446,672	741,369	19,188,041	85.288%	3.428%	88.716%	96.136%	3.864%	100.000%
Scott Wentsel	21,628,564	18,446,672	741,369	19,188,041	85.288%	3.428%	88.716%	96.136%	3.864%	100.000%

48	www.alpsfunds.com

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for Ibbotson ETF Allocation Series shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

FIV000584 8/31/2011

Item 2.  Code of Ethics.

(a)  The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)  Not applicable.

(c)  During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)  During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)  Not applicable.

(f)  The Registrant’s code of ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated Jeremy Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years 2010 and 2009 were $82,000 and $80,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2010 and $0 in 2009.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $14,325 in 2010 and $13,925 in 2009. The fiscal year 2010 and 2009 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended December 31, 2010 and December 31, 2009, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non audit fees billed in each of the last two fiscal years of the Registrant were $209,325 in 2010 and $265,000 in 2009. These fees consisted of non-audit fees billed to (i) the registrant of $14,325 in 2010 and $13,925 in 2009 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with the Registrant’s adviser. The non-audit fees billed to AFS related to SAS 70 services and other compliance related matters.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Investments.

(a)      Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)      Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable to Registrant.

(b)  A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 7, 2011

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	March 7, 2011